Risk Management - Liquidity risk (Details) - Liquidity risk R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	R$ 44,229,672
Contractual cash flows, Financial liabilities	64,859,506
Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	15,542,473
From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	36,952,484
After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	12,364,549
Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,378,847
Contractual cash flows, Financial liabilities	34,718,185
Lease liabilities [member] | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	6,667,939
Lease liabilities [member] | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	20,479,710
Lease liabilities [member] | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	7,570,536
Trade payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,309,621
Contractual cash flows, Financial liabilities	5,666,072
Trade payables [Member] | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	4,252,796
Trade payables [Member] | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	869,788
Trade payables [Member] | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	543,488
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,182,368
Contractual cash flows, Financial liabilities	2,006,333
Derivatives [member] | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	374,555
Derivatives [member] | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	1,631,778
Derivatives [member] | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	0
Loans And Financing [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,981,417
Contractual cash flows, Financial liabilities	21,073,217
Loans And Financing [Member] | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	3,660,524
Loans And Financing [Member] | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	13,601,921
Loans And Financing [Member] | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	3,810,772
Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,377,419
Contractual cash flows, Financial liabilities	1,395,699
Airport taxes and fees | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	586,659
Airport taxes and fees | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	369,287
Airport taxes and fees | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual cash flows, Financial liabilities	R$ 439,753